Basis of Preparation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of Detailed Information About Leases	The following table sets forth the adjustments to our operating lease commitments used to derive the lease obligations recognized on our initial application of IFRS 16:

Operating lease commitments at December 31, 2018	$107.4
Discounted using our incremental borrowing rate at January 1, 2019	(13.2)
Recognition exemption for short-term and low-value leases	(1.9)
Extension options reasonably certain to be exercised	19.7
Lease obligations recognized at January 1, 2019 under IFRS 16	112.0
Lease obligations previously classified as finance leases under IAS 17	10.4
Total lease obligations at January 1, 2019	$122.4
At December 31, 2020, the contractual undiscounted cash flows for our lease obligations were as follows:

Years ending December 31	Total
2021	$37.1
2022	31.1
2023	24.4
2024	14.3
2025	10.1
Thereafter	24.3
$141.3
Other lease related expenses that were recognized in the consolidated statement of operations are as follows:

Year ended December 31	2019	2020
Interest expense on lease obligations	$6.6	$6.1
Variable lease payments not included in the measurement of lease obligations	$0.7	$0.8
Expenses relating to short-term leases or low-value leases	$4.6	$3.7
At December 31, 2020, we have commitments (that are not recognized as liabilities) under IT support agreements that require future minimum payments as follows:

2021	$21.4
2022	19.5
2023	17.2
2024	14.4
2025	12.4
Thereafter	37.3
Total future minimum payments	$122.2

Disclosure of Detailed Information About Property, Plant and Equipment	We recognize depreciation expense on a straight-line basis over the estimated useful life of the asset as follows:

Buildings	Up to 40 years
Building/leasehold improvements	Up to 40 years or term of lease
Machinery and equipment	3 to 15 years
Property, plant and equipment are comprised of the following:

	2019
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$35.6	$12.0	$23.6
Buildings including improvements	351.7	197.1	154.6
Machinery and equipment	720.8	544.0	176.8
	$1,108.1	$753.1	$355.0

	2020
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$36.2	$12.0	$24.2
Buildings including improvements	360.6	210.2	150.4
Machinery and equipment	721.8	563.9	157.9
	$1,118.6	$786.1	$332.5

The following table details the changes to the net book value of property, plant and equipment for the years indicated:

	Note	Land	Buildings including Improvements	Machinery and Equipment	Total
Balance — January 1, 2019		$14.8	$157.5	$193.0	$365.3
Transferred from assets held for sale	6	11.2	1.7	—	12.9
Additions		—	21.7	55.1	76.8
Acquisitions through business combinations(i)	3	—	—	(0.3)	(0.3)
Depreciation		—	(20.1)	(53.2)	(73.3)
Write-down of assets and other disposals(ii) (iii)		(2.5)	(6.1)	(17.6)	(26.2)
Foreign exchange and other		0.1	(0.1)	(0.2)	(0.2)
Balance — December 31, 2019		23.6	154.6	176.8	355.0
Additions		—	16.9	34.5	51.4
Depreciation		—	(20.9)	(47.9)	(68.8)
Write-down of assets and other disposals (iii)		—	(0.9)	(4.3)	(5.2)
Foreign exchange and other		0.6	0.7	(1.2)	0.1
Balance — December 31, 2020		$24.2	$150.4	$157.9	$332.5
(i)    Adjustments were made in 2019 to reflect the fair value of assets acquired in connection with our Impakt acquisition.
(ii)    Includes the disposal of our Toronto real property in March 2019. See "Toronto Real Property and Related Transactions" below.
(iii)    Includes the write-down of equipment primarily related to our capital equipment business in 2019 and disengaged programs in 2019 and 2020 (recorded in each case as restructuring charges), as described in note 16(a).

Disclosure of Detailed Information About Intangible Assets	We amortize these assets on a straight-line basis over their estimated useful lives as follows:

Intellectual property	3 to 5 years
Other intangible assets	4 to 15 years
Computer software assets	1 to 10 years